MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
List of Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES	MATERIAL ACCOUNTING POLICIES
(a)BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:
•certain financial instruments as disclosed in note 19, including investments (which are also disclosed in note 20), which are measured at fair value;
•the net deferred pension liability, which is measured as described in note 25; and
•liabilities for stock-based compensation, which are measured at fair value as disclosed in note 27.
(b)BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation. In determining whether we control an entity, we assess the degree of power we can exert over the entity, the degree of variability to which we are exposed from our involvement with the entity, and whether we have the ability to affect our returns using our power.

(c)FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:
•monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;
•non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and
•revenue and expenses other than depreciation and amortization - at the average exchange rate for the month in which the transaction was recognized.

(d)ASSETS HELD FOR SALE
We classify non-current assets, or disposal groups consisting of assets and liabilities, as held-for-sale if it is highly probable their carrying amounts will be recovered primarily through a sale rather than through continued use. Assets, or disposal groups, classified as held-for-sale are measured at the lower of (i) their carrying amount and (ii) fair value less costs to sell. Once classified as held-for-sale, property, plant and equipment and finite-life intangible assets are no longer depreciated or amortized, respectively. Classifying assets or disposal groups as held for sale can require significant judgment in determining if the sale is highly probable, especially for larger assets or disposal groups. This requires an assessment of, among other things, whether management is committed to the sale and it is unlikely significant changes to the disposal plan will be made. We regularly reassess assets or disposal groups classified as held-for-sale to determine if their sales are still highly probable and, if not, we reclassify them to their original captions in the Consolidated Statement of Financial Position.

(e)NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2024
We adopted the following IFRS amendments in 2024. Except for the amendments to IAS 7 and IFRS 7, they did not have a material effect on our consolidated financial statements.
•Amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-current, clarifying the classification requirements in the standard for liabilities as current or non-current.
•Amendments to IFRS 16, Leases - Lease Liability in a Sale and Leaseback, clarifying subsequent measurement requirements for sale and leaseback transactions for seller-lessees.
•Amendments to IAS 1, Presentation of Financial Statements - Non-current Liabilities with Covenants, modifying the 2020 amendments to IAS 1 to further clarify the classification, presentation, and disclosure requirements in the standard for non-current liabilities with covenants.
•Amendments to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures - Supplier Finance Arrangements, adding disclosure requirements that require entities to provide qualitative and quantitative information about supplier finance arrangements (see note 19).

(f)RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
The IASB has issued the following new standard and amendments to existing standards that will become effective in future years:
•IFRS 18, Presentation and Disclosure in Financial Statements (replacing IAS 1, Presentation of Financial Statements), with an aim to improve how information is communicated in the financial statements, with a focus on information in the statement of income (January 1, 2027).
•Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures, clarifying both the classification of financial assets linked to environmental, social, and governance as well as the timing in which a financial asset or financial liability is derecognized when using electronic payment systems (January 1, 2026).

We are assessing the impacts IFRS 18 and the amendments to IFRS 9 and IFRS 7 will have on our consolidated financial statements. We do not expect the amendments to have a material impact.

(g)ADDITIONAL MATERIAL ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, we make judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. The accounting policies applied in 2024 were consistent with those applied in 2023. Our material accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our material accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
3	Business Combinations	13	X	X	X
5	Reportable Segments	19	X		X
6	Revenue Recognition	20	X	X	X
8	Property, Plant and Equipment	25	X	X	X
9	Leases	27	X	X	X
10	Intangible Assets and Goodwill	29	X	X	X
11	Restructuring, Acquisition and Other	32	X		X
14	Income Taxes	34	X		X
15	Earnings Per Share	36	X
16	Accounts Receivable	36	X		X
17	Inventories	37	X
19	Financial Instruments	38	X	X	X
20	Investments	49	X	X
22	Provisions	53	X	X	X
25	Post-Employment Benefits	59	X	X
27	Stock-Based Compensation	66	X	X
30	Commitments and Contingent Liabilities	71	X		X